Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 48,322	$ 5,286	$ 846
Permanent differences	(10,625)	1,441	4,109
Temporary differences	(400)	(129)	638
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	3,609	1,196	575
Net changes in income tax credit	1,261	20	3,917
Net changes in valuation allowance of deferred income tax assets	1,066	2,439	(1,820)
Net operating loss carryforwards	180	(1,180)	(294)
Liabilities related to unrealized tax benefits	5,877	(3,066)	(171)
Adjustment of prior years' taxes and others	(2,029)	(196)	(125)
Income tax expense	47,262	5,812	7,676
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate